Supplemental Cash Flow Information - Supplemental Information About Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$ 220,730	$ 262,216	$ 243,825
Cash paid for income taxes, net of refunds of $6,401, $ 5,546 and $8,069	68,338	82,407	28,934
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING ACTIVITIES:
Acquisition of property through accounts payable commitments	17,772	18,471	15,531
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES:
Net settlement of stock options exercised	644	9,405	1,688
Net settlement of shares issued from the deferred compensation plan	792	2,231
Conversion of Class L common shares to Class A common shares			$ 1,675,434